Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Amounts due from related parties	$ 1,005,633	$ 3,405,843
Libra Sciences Limited [Member]
Current
Amounts due from related parties	378,036	4,193
Libra Therapeutics Limited [Member]
Current
Amounts due from related parties	17,459
Jurchen Investment Corporation [Member]
Current
Amounts due from related parties		2,000
CGY Investments Limited [Member]
Current
Amounts due from related parties		2,000
Talem Medical Group Limited [Member]
Current
Amounts due from related parties	$ 610,138	$ 3,397,650